                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]: Amendment Number: ______
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Hughes Medical Institute
           -------------------------------------
Address:   4000 Jones Bridge Road
           -------------------------------------
           Chevy Chase, MD 20815-6789
           -------------------------------------

           -------------------------------------

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Richard Pender
           -------------------------------------
Title:     Managing Director - Global Equities
           -------------------------------------
Phone:     (301) 215-8697
           -------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard Pender          Chevy Chase, Maryland      2/08/10
-------------------------  -----------------------  --------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                  ----------------

Form 13F Information Table Entry Total:                  35
                                                  ----------------

Form 13F Information Table Value Total:                511,691
                                                  ----------------
                                                     (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------  -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                                                               VOTING AUTHORITY
                                                               VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
          NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------  -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----

ABBOTT LABORATORIES                 COMMON         002824100      9,448   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ALLSTATE CORP                       COMMON         020002101      6,759   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ANADARKO PETROLEUM CORP             COMMON         032511107      7,803   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ANHEUSER-BUSCH INBEV NV             SPONSORED ADR  03524A108      6,114   117,500 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC                           COMMON         037833100      1,054     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CATERPILLAR INC                     COMMON         149123101      5,699   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC                   COMMON         17275R102      8,978   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
COCA-COLA CO                        COMMON         191216100      8,550   150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
COSTCO WHOLESALE CORP               COMMON         22160K105      6,509   110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                     COMMON         244199105      5,409   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                      COM DISNEY     254687106      3,225   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EMERSON ELECTRIC COMPANY            COMMON         291011104      5,325   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
EXXON MOBIL CORP                    COMMON         30231G102      7,501   110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FOREST OIL CORP                     COM PAR $0.01  346091705      5,563   250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
HEWLETT-PACKARD CO                  COMMON         428236103      9,014   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST INDEX                 MSCI EAFE IDX  464287465        276     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST INDEX                 MSCI EMERG MKT 464287234     78,850 1,900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON                   COMMON         478160104      8,051   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST            RUSSIA ETF     57060U506     19,119   613,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MCCORMICK & CO INC                  COM NON VTG    579780206      4,516   125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MCDONALD'S CORP                     COMMON         580135101      9,366   150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MICROSOFT CORP                      COMMON         594918104     12,192   400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MONSANTO CO NEW                     COMMON         61166W101      7,358    90,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NETFLIX INC                         COMMON         64110L106      7,162   130,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ORACLE CORP                         COMMON         68389X105      5,519   225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PIONEER NATURAL RESOURCES CO        COMMON         723787107      8,430   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                    COMMON         806857108      6,509   100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCRIPPS NETWORK INTERACTIVE INC     CL A COM       811065101      7,263   175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST                          UNIT SER 1     78462F103    201,706 1,810,000 SH  N/A     SOLE      N/A     X    N/A   N/A
TIME WARNER INC                     COMMON NEW     887317303      7,285   250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC                        COMMON         98411C100        186    10,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC          COMMON         015384100      3,574 1,489,147 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC         COMMON         528872104      1,055   620,816 SH  N/A     SOLE      N/A     X    N/A   N/A
PATRIOT COAL CORP                   COMMON         70336T104     24,849 1,607,340 SH  N/A     SOLE      N/A     X    N/A   N/A
DYNAVAX TECHNOLOGIES CORP           COMMON         268158102      1,475 1,222,000 SH  N/A     SOLE      N/A     X    N/A   N/A

                                                                511,691
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